SHARE CAPITAL	12 Months Ended
Dec. 31, 2016
SHARE CAPITAL [Abstract]
SHARE CAPITAL
SHARE CAPITAL

Authorized share capital:
(in thousands of $ except per share amount)	2016	2015
150 million common shares of $0.05 par value	7,500	—
500 million common shares of $0.01 par value	—	5,000

On September 18, 2015, at the Company's 2016 Annual General Meeting, the shareholders approved that the Company's authorized share capital was increased from $2,000,000 divided into 200,000,000 common shares of $0.01 par value to $5,000,000 divided into 500,000,000 common shares of $0.01 par value. It was further resolved that the share premium account (presented as "Additional paid in capital" in the statements of changes in equity) to be reduced to nil and that the amount resulting from the reduction be credited to the contributed capital surplus account. A transfer of $1,207.4 million was made in the third quarter of 2015 in this respect.

On February 22, 2016, at a Special General Meeting, the shareholders approved that the Company's authorized share capital was increased from $5,000,000 divided into 500,000,000 common shares of $0.01 par value to $6,000,000 divided into 600,000,000 common shares of $0.01 par value.

On August 1, 2016 the Company effected 1-for-5 reverse share split of the Company's common shares where every five shares of the Company's issued and outstanding common shares par value $0.01 per share was automatically combined into one issued and outstanding common share par value $0.05 per share. As a result of the 1-for-5 reverse share split the Company's authorized capital was restated from $6,000,000 divided into 600,000,000 common shares of $0.01 par value to $6,000,000 divided into 120,000,000 common shares of $0.05 par value.

On September 23, 2016, at the Company's 2016 Annual General Meeting, the shareholders approved that the Company's authorized share capital was increased from $6,000,000 divided into 120,000,000 common shares of $0.05 par value to $7,500,000 divided into 150,000,000 common shares of $0.05 par value.

Issued and fully paid share capital:
(number of shares of $0.05 each)	2016	2015
Balance at start of year	34,535,128	16,024,310
Shares issued re:
- settlement of RSUs	19,954	22,026
- purchase of twelve SPCs in March 2015	—	6,200,000
- merger with the Former Golden Ocean	—	12,300,090
- private placement	68,736,800	—
- subsequent offering	2,673,858
- cancellation	(548)	(11,298)
Balance at end of year	105,965,192	34,535,128

Our common shares are listed on the NASDAQ Global Select Market and the OSE.

In March 2015, we issued 22,026 common shares in settlement of the first, second and third tranches of the RSUs granted in January 2014, January 2013, December 2011, respectively.

In March 2015, 6.2 million common shares were issued to Frontline 2012 in connection with the acquisition of 12 Capesize dry bulk newbuildings. The shares were recorded at a price per share of $20.50 or $127.1 million in aggregate. Cash of $108.6 million and cost of newbuildings of $78.2 million were acquired with the SPCs. As this purchase has been accounted for a ‘common control’ transaction the twelve SPCs have been recorded at Frontline 2012’s historical carrying value and a contribution from shareholder of $59.7 million has been recorded in Contributed capital surplus.

On completion of the Merger 12,300,090 shares were issued to the Former Golden Ocean shareholders and pursuant to the merger agreement, 10,390 common shares (which were held by the Former Golden Ocean) and 908 common shares (which account for fractional shares that we will not be distributed to the Former Golden Ocean shareholders as merger consideration) were canceled.

In February 2016, we announced a private placement of 68,736,800 new shares, or the Private Placement Shares, at NOK 25.00 per share, generating gross proceeds of NOK 1.7 billion (approximately $200 million). The Private Placement Shares were restricted shares in the U.S. and were subject to a six month holding period during which they could not be traded in the U.S. There are currently no restrictions to the shares.

In February 2016, we announced a subsequent offering, or the Subsequent Offering, of up to 6,873,680 new common shares at NOK 25.00 per share for gross proceeds of up to NOK171.8 million (approximately $20 million). Ultimately, 2,673,858 new common shares, or the Subsequent Offering Shares, were issued in connection with the Subsequent Offering for gross proceeds of NOK 66.8 (approximately $7.8 million). As with the Private Placement Shares, the Subsequent Offering Shares issued as part of the Subsequent Offering were restricted shares in the U.S. There are currently no restrictions to the shares.

In total, the net proceeds from the private placement were $205.4 million comprising $208.0 million gross proceeds from the placement net of issue costs of $2.6 million.

On August 1, 2016 the Company effected 1-for-5 reverse share split of the Company's common shares where every five shares of the Company's issued and outstanding common shares par value $0.01 per share was automatically combined into one issued and outstanding common share par value $0.05 per share. This reduced the number of outstanding common shares from 529,728,928 to 105,945,238. Share capital amounts in the balance sheet at December 31, 2016 and December 31, 2015 and the number of shares in this Note have been restated for the 1-for-5 reverse share split.

On October 24, 2016 the Company issued an aggregate of 19,954 common shares, par value $0.05 per share, in connection with the Company's 2010 Equity Incentive Plan (the “Plan”) and the restricted stock unit award agreements related to the Plan. As a result of the share issuance, there are currently no outstanding awards under the Plan.

As at December 31, 2016, 105,965,192 common shares were outstanding (December 31, 2015: 34,535,128 common shares), taking into consideration to 1-for-5 reverse share split.